Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]
Schedule of Effective Tax Rate

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for nine months ended September 30, 2017 and 2016:

	2017	2016
PRC statutory rates (benefit)	(25.0)%	(25.0)%
Valuation allowance on NOL	25.0%	25.0%
Tax (benefit) per financial statements	-%	-%

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for 2016 and 2015:

	2016	2015
PRC statutory rates (benefit)	(25.0)%	(25.0)%
Valuation allowance on NOL	25.0%	25.0%
Tax (benefit) per financial statements	-%	-%